Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

(collectively, the “Specified Parties”)

Re:	SCG Commercial Mortgage Trust 2025-FLWR (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-FLWR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 23 July 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 July 2025

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan will be secured primarily by 13 commercial properties (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 9 August 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
b.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
c.	Use the “Remaining Term to Maturity (Months),” as shown on the Final Data File, for the remaining interest-only period of the Mortgage Loan and Mezzanine Loan (the “Remaining IO Term (Months)”),
d.	Use the original balance of the Mortgage Loan and each Property, as shown on the allocated loan amount schedule Source Document, as applicable, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Date Balance”) and
e.	Use the original balance of the Mezzanine Loan and each Property, as shown on the allocated loan amount schedule Source Document, as applicable, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Closing Date Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Mezzanine Loan Closing Date Balance,
c.	Mortgage Loan Maturity Date Balance and
d.	Mezzanine Loan Maturity Date Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Closing Date Balance and
ii.	Total Loan Maturity Date Balance

of the Total Debt associated with the Mortgage Loan, and with respect to i. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the:
a.	Assumed Mortgage Loan Spread,
b.	Assumed Mezzanine Loan Spread and
c.	Term SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate at Term SOFR Cap and
ii.	Mezzanine Loan Interest Rate at Term SOFR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Assumed Mortgage Loan Spread,
c.	Mortgage Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and a SOFR assumption of 4.35223% provided by the Depositor (the “SOFR Assumption”), and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service Payment,
ii.	Monthly Mortgage Loan Debt Service Payment,
iii.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and
iv.	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Assumed Mortgage Loan Spread,” as shown on the Final Data File, and
ii.	The SOFR Assumption and
c.	365/360.

Attachment A Page 5 of 9

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as twelve (12) times the “Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap,” as shown on the Final Data File.

11.	Using the:
a.	Mezzanine Loan Closing Date Balance,
b.	Assumed Mezzanine Loan Spread,
c.	Mezzanine Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, the SOFR Assumption and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine Loan Debt Service Payment,
ii.	Monthly Mezzanine Loan Debt Service Payment,
iii.	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap and
iv.	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service Payment” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Closing Date Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Assumed Mezzanine Loan Spread,” as shown on the Final Data File, and
ii.	The SOFR Assumption and
c.	365/360.

Attachment A Page 6 of 9

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Monthly Mezzanine Loan Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap” of the Mezzanine Loan as 1/12th of the product of:

a.	The “Mezzanine Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap” of the Mezzanine Loan as twelve (12) times the “Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap,” as shown on the Final Data File.

12.	Using the:
a.	Monthly Mortgage Loan Debt Service Payment,
b.	Monthly Mezzanine Loan Debt Service Payment,
c.	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap,
d.	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap,
e.	Annual Mortgage Loan Debt Service Payment,
f.	Annual Mezzanine Loan Debt Service Payment,
g.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and
h.	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Monthly Total Loan Debt Service Payment,
ii.	Annual Total Loan Debt Service Payment,
iii.	Monthly Total Loan Debt Service Payment at Term SOFR Cap and
iv.	Annual Total Loan Debt Service Payment at Term SOFR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

13.	Using the:
a.	UW Net Operating Income,
b.	UW Net Cash Flow,
c.	Annual Mortgage Loan Debt Service Payment,
d.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap,
e.	Mortgage Loan Closing Date Balance,
f.	Mezzanine Loan Closing Date Balance,
g.	Aggregate Individual Appraised Value,
h.	Portfolio Appraised Value,
i.	Total Units and
j.	Total SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW NOI DSCR at Term SOFR Cap,
iv.	Mortgage Loan UW NCF DSCR at Term SOFR Cap,
v.	Mortgage Loan Closing Date LTV (Aggregate Individual Values),
vi.	Mortgage Loan Balloon LTV (Aggregate Individual Values),
vii.	Mortgage Loan Closing Date LTV (Portfolio Appraised Value),
viii.	Mortgage Loan Balloon LTV (Portfolio Appraised Value),
ix.	Mortgage Loan UW NOI Debt Yield,
x.	Mortgage Loan UW NCF Debt Yield,
xi.	Mortgage Loan Closing Date Balance per Unit,
xii.	Mortgage Loan Closing Date Balance per SF,
xiii.	Mezzanine Loan Closing Date Balance per Unit,
xiv.	Mezzanine Loan Closing Date Balance per SF,
xv.	Aggregate Individual Appraised Value per Unit,
xvi.	Aggregate Individual Appraised Value per SF,
xvii.	Portfolio Appraised Value per Unit,
xviii.	Portfolio Appraised Value per SF and
xix.	Portfolio Appraised Value Premium

of the Mortgage Loan, and with respect to xi. through xvi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. and xi. through xviii. above to two decimal places and
b.	Round the characteristics listed in v. through x. and xix. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 9

14.	Using the:
a.	UW Net Operating Income,
b.	UW Net Cash Flow,
c.	Annual Total Loan Debt Service Payment,
d.	Annual Total Loan Debt Service Payment at Term SOFR Cap,
e.	Total Loan Closing Date Balance,
f.	Aggregate Individual Appraised Value,
g.	Portfolio Appraised Value,
h.	Total Units and
i.	Total SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan UW NOI DSCR,
ii.	Total Loan UW NCF DSCR,
iii.	Total Loan UW NOI DSCR at Term SOFR Cap,
iv.	Total Loan UW NCF DSCR at Term SOFR Cap,
v.	Total Loan Closing Date LTV (Aggregate Individual Values),
vi.	Total Loan Balloon LTV (Aggregate Individual Values),
vii.	Total Loan Closing Date LTV (Portfolio Appraised Value),
viii.	Total Loan Balloon LTV (Portfolio Appraised Value),
ix.	Total Loan UW NOI Debt Yield,
x.	Total Loan UW NCF Debt Yield,
xi.	Total Loan Closing Date Balance per Unit and
xii.	Total Loan Closing Date Balance per SF

of the Total Debt associated with the Mortgage Loan, and with respect to xi. and xii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. and xi. through xii. above to two decimal places and
b.	Round the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

15.	Using the “Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Closing Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the “Mezzanine Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mezzanine Loan Closing Date Balance” of the Mezzanine Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

17.	Using the “Total Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Total Loan Closing Date Balance” of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the “Total Units,” as shown on the Final Data File, we recalculated the “% of Total Units” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the “Total SF,” as shown on the Final Data File, we recalculated the “% of Total SF” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	23 July 2025

Mezzanine Loan Agreement (see Note 1)	23 July 2025

Allocated Loan Amount Schedule (see Note 1)	23 July 2025

Cash Management Agreement (see Note 1)	15 July 2025

Deposit Account Control Agreement (see Note 1)	15 July 2025

Guaranty Agreement (see Note 1)	15 July 2025

Environmental Indemnity Agreement (see Note 1)	15 July 2025

Promissory Note(s) (see Note 1)	15 July 2025

Assignment of Interest Rate Cap (see Note 1)	15 July 2025

Interest Rate Cap Agreement (see Note 1)	22 July 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	16 July 2025

Engineering Reports	1 April 2025

Phase I Environmental Reports	Various

Pro Forma Title Polices	Not Dated

Underwriter’s Summary Report	Not Dated

Assignment of Management Agreement (see Note 1)	15 July 2025

CoStar Market Reports	Not Dated

Cost Basis and Capital Expenditure Information	Not Dated

Homeownership Cost Information	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Income in the United States Information	Not Dated

Median Household Income Information	Not Dated

2020-2024 Population Growth Information	Not Dated

SREIT 2021-FLWR Annex	Not Dated

Additional UW Master Tape	Not Dated

Insurance Risk Analysis (see Note 1)	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report
City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
Market	Appraisal Report
Submarket	Additional UW Master Tape
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Total Units	Underwriter’s Summary Report
Total SF	Underwriter’s Summary Report
Unit of Measure	Underwriter’s Summary Report
Average Unit Size (SF)	Underwriter’s Summary Report
Occupied Units	Underwriter’s Summary Report
Vacant Units	Underwriter’s Summary Report
Non-Revenue Units	Underwriter’s Summary Report
In-Place Rent per Unit	Underwriter’s Summary Report
Avg. In-Place Rent per SF	Underwriter’s Summary Report
Occupancy (%)	Underwriter’s Summary Report
Occupancy (%) Date	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policies

Third Party Information:

Characteristic	Source Document(s)

Individual Appraised Value Date	Appraisal Report
Aggregate Individual Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Required?	Phase I Environmental Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A Page 2 of 9

Demographic Information:

Characteristic	Source Document(s)

1-mile Demographics Population	Underwriter’s Summary Report
1-mile Demographics Annual Population Growth	Underwriter’s Summary Report
1-mile Demographics Average Household Income	Underwriter’s Summary Report
1-mile Demographics Average Age	Underwriter’s Summary Report
1-mile Demographics % of Households that Rent	Underwriter’s Summary Report
3-mile Demographics Population	Underwriter’s Summary Report
3-mile Demographics Annual Population Growth	Underwriter’s Summary Report
3-mile Demographics Average Household Income	Underwriter’s Summary Report
3-mile Demographics Average Age	Underwriter’s Summary Report
3-mile Demographics % of Households that Rent	Underwriter’s Summary Report
5-mile Demographics Population	Underwriter’s Summary Report
5-mile Demographics Annual Population Growth	Underwriter’s Summary Report
5-mile Demographics Average Household Income	Underwriter’s Summary Report
5-mile Demographics Average Age	Underwriter’s Summary Report
5-mile Demographics % of Households that Rent	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 9

Underwriting Information:

Characteristic	Source Document(s)

SREIT 2021-FLWR Historical Occupancy	SREIT 2021-FLWR Annex
2022 Historical Occupancy	Underwriter’s Summary Report
2023 Historical Occupancy	Underwriter’s Summary Report
2024 Historical Occupancy	Underwriter’s Summary Report
May 2025 TTM Historical Occupancy	Underwriter’s Summary Report
UW Historical Occupancy	Underwriter’s Summary Report
SREIT 2021-FLWR Gross Potential Rent	Underwriter’s Summary Report
2022 Gross Potential Rent	Underwriter’s Summary Report
2023 Gross Potential Rent	Underwriter’s Summary Report
2024 Gross Potential rent	Underwriter’s Summary Report
May 2025 TTM Gross Potential Rent	Underwriter’s Summary Report
Sponsor 2025 Budget Gross Potential Rent	Underwriter’s Summary Report
UW Gross Potential Rent	Underwriter’s Summary Report
SREIT 2021-FLWR Concessions	Underwriter’s Summary Report
2022 Concessions	Underwriter’s Summary Report
2023 Concessions	Underwriter’s Summary Report
2024 Concessions	Underwriter’s Summary Report
May 2025 TTM Concessions	Underwriter’s Summary Report
Sponsor 2025 Budget Concessions	Underwriter’s Summary Report
UW Concessions	Underwriter’s Summary Report
SREIT 2021-FLWR Vacancy	Underwriter’s Summary Report
2022 Vacancy	Underwriter’s Summary Report
2023 Vacancy	Underwriter’s Summary Report
2024 Vacancy	Underwriter’s Summary Report
May 2025 TTM Vacancy	Underwriter’s Summary Report
Sponsor 2025 Budget Vacancy	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
SREIT 2021-FLWR Bad Debt	Underwriter’s Summary Report
2022 Bad Debt	Underwriter’s Summary Report
2023 Bad Debt	Underwriter’s Summary Report
2024 Bad Debt	Underwriter’s Summary Report
May 2025 TTM Bad Debt	Underwriter’s Summary Report
Sponsor 2025 Budget Bad Debt	Underwriter’s Summary Report
UW Bad Debt	Underwriter’s Summary Report
SREIT 2021-FLWR Non-Revenue Units	Underwriter’s Summary Report
2022 Non-Revenue Units	Underwriter’s Summary Report
2023 Non-Revenue Units	Underwriter’s Summary Report
2024 Non-Revenue Units	Underwriter’s Summary Report
May 2025 TTM Non-Revenue Units	Underwriter’s Summary Report
Sponsor 2025 Budget Non-Revenue Units	Underwriter’s Summary Report
UW Non-Revenue Units	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

SREIT 2021-FLWR Net Rental Income	Underwriter’s Summary Report
2022 Net Rental Income	Underwriter’s Summary Report
2023 Net Rental Income	Underwriter’s Summary Report
2024 Net Rental Income	Underwriter’s Summary Report
May 2025 TTM Net Rental Income	Underwriter’s Summary Report
Sponsor 2025 Budget Net Rental Income	Underwriter’s Summary Report
UW Net Rental Income	Underwriter’s Summary Report
SREIT 2021-FLWR Other Income	Underwriter’s Summary Report
2022 Other Income	Underwriter’s Summary Report
2023 Other Income	Underwriter’s Summary Report
2024 Other Income	Underwriter’s Summary Report
May 2025 TTM Other Income	Underwriter’s Summary Report
Sponsor 2025 Budget Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report
SREIT 2021-FLWR Effective Gross Income	Underwriter’s Summary Report
2022 Effective Gross Income	Underwriter’s Summary Report
2023 Effective Gross Income	Underwriter’s Summary Report
2024 Effective Gross Income	Underwriter’s Summary Report
May 2025 TTM Effective Gross Income	Underwriter’s Summary Report
Sponsor 2025 Budget Effective Gross Income	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
SREIT 2021-FLWR Utilities	Underwriter’s Summary Report
2022 Utilities	Underwriter’s Summary Report
2023 Utilities	Underwriter’s Summary Report
2024 Utilities	Underwriter’s Summary Report
May 2025 TTM Utilities	Underwriter’s Summary Report
Sponsor 2025 Budget Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
SREIT 2021-FLWR Repairs & Maintenance	Underwriter’s Summary Report
2022 Repairs & Maintenance	Underwriter’s Summary Report
2023 Repairs & Maintenance	Underwriter’s Summary Report
2024 Repairs & Maintenance	Underwriter’s Summary Report
May 2025 TTM Repairs & Maintenance	Underwriter’s Summary Report
Sponsor 2025 Budget Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
SREIT 2021-FLWR Payroll	Underwriter’s Summary Report
2022 Payroll	Underwriter’s Summary Report
2023 Payroll	Underwriter’s Summary Report
2024 Payroll	Underwriter’s Summary Report
May 2025 TTM Payroll	Underwriter’s Summary Report
Sponsor 2025 Budget Payroll	Underwriter’s Summary Report
UW Payroll	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

SREIT 2021-FLWR Marketing	Underwriter’s Summary Report
2022 Marketing	Underwriter’s Summary Report
2023 Marketing	Underwriter’s Summary Report
2024 Marketing	Underwriter’s Summary Report
May 2025 TTM Marketing	Underwriter’s Summary Report
Sponsor 2025 Budget Marketing	Underwriter’s Summary Report
UW Marketing	Underwriter’s Summary Report
SREIT 2021-FLWR General & Administrative	Underwriter’s Summary Report
2022 General & Administrative	Underwriter’s Summary Report
2023 General & Administrative	Underwriter’s Summary Report
2024 General & Administrative	Underwriter’s Summary Report
May 2025 TTM General & Administrative	Underwriter’s Summary Report
Sponsor 2025 Budget General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report
SREIT 2021-FLWR Total Controllable Expenses	Underwriter’s Summary Report
2022 Total Controllable Expenses	Underwriter’s Summary Report
2023 Total Controllable Expenses	Underwriter’s Summary Report
2024 Total Controllable Expenses	Underwriter’s Summary Report
May 2025 TTM Total Controllable Expenses	Underwriter’s Summary Report
Sponsor 2025 Budget Total Controllable Expenses	Underwriter’s Summary Report
UW Total Controllable Expenses	Underwriter’s Summary Report
SREIT 2021-FLWR Management Fees	Underwriter’s Summary Report
2022 Management Fees	Underwriter’s Summary Report
2023 Management Fees	Underwriter’s Summary Report
2024 Management Fees	Underwriter’s Summary Report
May 2025 TTM Management Fees	Underwriter’s Summary Report
Sponsor 2025 Budget Management Fees	Underwriter’s Summary Report
UW Management Fees	Underwriter’s Summary Report
SREIT 2021-FLWR Real Estate Taxes	Underwriter’s Summary Report
2022 Real Estate Taxes	Underwriter’s Summary Report
2023 Real Estate Taxes	Underwriter’s Summary Report
2024 Real Estate Taxes	Underwriter’s Summary Report
May 2025 TTM Real Estate Taxes	Underwriter’s Summary Report
Sponsor 2025 Budget Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

SREIT 2021-FLWR Franchise Taxes	Underwriter’s Summary Report
2022 Franchise Taxes	Underwriter’s Summary Report
2023 Franchise Taxes	Underwriter’s Summary Report
2024 Franchise Taxes	Underwriter’s Summary Report
May 2025 TTM Franchise Taxes	Underwriter’s Summary Report
Sponsor 2025 Budget Franchise Taxes	Underwriter’s Summary Report
UW Franchise Taxes	Underwriter’s Summary Report
SREIT 2021-FLWR Insurance	Underwriter’s Summary Report
2022 Insurance	Underwriter’s Summary Report
2023 Insurance	Underwriter’s Summary Report
2024 Insurance	Underwriter’s Summary Report
May 2025 TTM Insurance	Underwriter’s Summary Report
Sponsor 2025 Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
SREIT 2021-FLWR Total Non-Controllable Expenses	Underwriter’s Summary Report
2022 Total Non-Controllable Expenses	Underwriter’s Summary Report
2023 Total Non-Controllable Expenses	Underwriter’s Summary Report
2024 Total Non-Controllable Expenses	Underwriter’s Summary Report
May 2025 TTM Total Non-Controllable Expenses	Underwriter’s Summary Report
Sponsor 2025 Budget Total Non-Controllable Expenses	Underwriter’s Summary Report
UW Total Non-Controllable Expenses	Underwriter’s Summary Report
SREIT 2021-FLWR Total Operating Expenses	Underwriter’s Summary Report
2022 Total Operating Expenses	Underwriter’s Summary Report
2023 Total Operating Expenses	Underwriter’s Summary Report
2024 Total Operating Expenses	Underwriter’s Summary Report
May 2025 TTM Total Operating Expenses	Underwriter’s Summary Report
Sponsor 2025 Budget Total Operating Expenses	Underwriter’s Summary Report
UW Total Operating Expenses	Underwriter’s Summary Report
SREIT 2021-FLWR Net Operating Income	Underwriter’s Summary Report
2022 Net Operating Income	Underwriter’s Summary Report
2023 Net Operating Income	Underwriter’s Summary Report
2024 Net Operating Income	Underwriter’s Summary Report
May 2025 TTM Net Operating Income	Underwriter’s Summary Report
Sponsor 2025 Budget Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 9

Underwriting Information: (continued)

Characteristic	Source Document(s)

SREIT 2021-FLWR Reserves	Underwriter’s Summary Report
2022 Reserves	Underwriter’s Summary Report
2023 Reserves	Underwriter’s Summary Report
2024 Reserves	Underwriter’s Summary Report
May 2025 TTM Reserves	Underwriter’s Summary Report
Sponsor 2025 Budget Reserves	Underwriter’s Summary Report
UW Reserves	Underwriter’s Summary Report
SREIT 2021-FLWR Net Cash Flow	Underwriter’s Summary Report
2022 Net Cash Flow	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
2024 Net Cash Flow	Underwriter’s Summary Report
May 2025 TTM Net Cash Flow	Underwriter’s Summary Report
Sponsor 2025 Budget Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Tax Escrow Monthly	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Initial CapEx Escrow	Mortgage Loan Agreement
Ongoing Cap Ex Escrow Monthly	Mortgage Loan Agreement
Cap Ex Escrow Springing Conditions	Mortgage Loan Agreement
Initial TI/LC Escrow	Mortgage Loan Agreement
Ongoing TI/LC Escrow Monthly	Mortgage Loan Agreement
TI/LC Escrow Springing Conditions	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Ongoing Other Escrow Springing Condition	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 8 of 9

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Term SOFR Lookback Days	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Floating Rate Component Extensions	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management Type	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Floating Rate Component Prepayment Provision	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Property Release Description	Mortgage Loan Agreement
Term SOFR Cap	Interest Rate Cap Agreement
Term SOFR Cap Expiration Date	Interest Rate Cap Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A Page 9 of 9

3.	For the purpose of comparing the:
a.	Term SOFR Lookback Days,
b.	Interest Calculation (30/360 / Actual/360),
c.	Amort Type,
d.	First Loan Payment Date,
e.	Initial Maturity Date,
f.	Floating Rate Component Extensions and
g.	Fully Extended Maturity Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct credit card companies, credit card clearing banks or tenants to pay receipts directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the “Floating Rate Component Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

7.	For the purpose of comparing the “Occupancy (%) Date” characteristic, the Depositor instructed us to use the last day of the month if the applicable Source Document(s) only indicated the month and year.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Rank
Property Name
Origination Date
Administrative Fee Rate (%)
Assumed Mortgage Loan Spread
Assumed Mezzanine Loan Spread
Initial Tax Escrow
Initial Insurance Escrow
PML %

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.